SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSManagement has evaluated events subsequent to September 30, 2025 and through November 18, 2025, the date these unaudited condensed consolidated interim financial statements were issued. There were no events which occurred subsequent to September 30, 2025 that merited disclosure in these unaudited condensed consolidated interim financial statements.